UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNER INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.2%
Canada - 5.1%
125,100	Agrium Inc.	$5,244,192
144,700	Barrick Gold Corp.	4,760,630
900,600	Bombardier Inc. *	5,450,500
180,700	Nortel Networks Corp. *	3,910,348

	Total Canada	19,365,670

Cayman Islands - 0.5%
110,300	Silicon Motion Technology Corp., ADR *	2,018,490

Finland - 2.4%
201,200	Nokia Oyj (a)	5,767,784
155,900	UPM-Kymmene Oyj (a)	3,473,029

	Total Finland	9,240,813

France - 12.6%
207,500	Alcatel SA (a)	2,426,839
36,500	Compagnie Generale des Etablissements Michelin, Class B Shares (a)	4,785,252
91,900	European Aeronautic Defence & Space Co. (a)	2,790,245
181,900	France Telecom SA (a)	4,893,513
68,800	Sanofi-Aventis (a)	5,763,846
69,200	Technip SA (a)	5,636,589
131,904	Total SA (a)	10,455,339
105,000	Valeo SA (a)	5,443,287
127,500	Vivendi Universal SA (a)	5,422,382

	Total France	47,617,292

Germany - 12.5%
128,200	Bayerische Motoren Werke AG (a)	7,939,006
202,000	Deutsche Telekom AG (a)	3,464,663
323,200	Infineon Technologies AG (a) *	5,343,462
53,800	Linde AG (a)	6,340,492
230,000	MLP AG (a)	4,044,980
41,000	MTU Aero Engines Holding AG (a)	2,797,231
170,400	Rhoen-Klinikum AG (a)	4,893,707
67,000	Siemens AG (a)	8,437,161
137,700	Symrise AG (a) *	3,893,475

	Total Germany	47,154,177

Hong Kong - 3.2%
874,000	Cheung Kong Holdings Ltd. (a)	12,252,398

Ireland - 1.3%
119,000	Ryanair Holdings PLC, ADR *	4,937,310

Israel - 1.1%
99,000	Teva Pharmaceutical Industries Ltd., ADR	4,159,980

Italy - 0.9%
1,251,900	Telecom Italia SpA (a)	3,348,591

Japan - 16.6%
80,100	Asatsu-DK Inc. (a)	2,503,913
610	Central Japan Railway Co. (a)	6,300,757
377,700	Kajima Corp. (a)	1,538,909
105,200	Konami Corp. (a)	2,369,216
164,400	Millea Holdings Inc. (a)	6,474,757
679	Mitsubishi UFJ Financial Group Inc. (a)	7,206,951
315,000	Mitsubishi UFJ Securities Co., Ltd. (a)	3,377,364
1,619,000	Mizuho Investors Securities Co. Ltd. (a)	3,163,563
925,000	Nipponkoa Insurance Co., Ltd. (a)	8,406,470
118,500	Nitto Denko Corp. (a)	6,188,648
77,000	Secom Co., Ltd. (a)	3,370,461
147,700	Sony Corp. (a)	7,769,260

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Japan - 16.6% (continued)
608,000	Tokyu Corp. (a)	$3,758,122

	Total Japan	62,428,391

Netherlands - 7.5%
254,400	Aegon NV (a)	4,626,592
194,300	Koninklijke Philips Electronics NV (a)	7,847,708
98,771	Royal Dutch Shell PLC, Class A Shares	3,880,064
85,400	Tele Atlas NV (a) *	2,429,578
361,500	Vedior NV, CVA (a)	9,370,115

	Total Netherlands	28,154,057

South Africa - 0.0%
7,350	Mondi Ltd. *	63,458

Switzerland - 6.1%
314,700	Clariant AG, Registered Shares (a)	4,855,894
66,100	Compagnie Financiere Richemont AG (a)	4,141,251
52,800	Lonza Group AG, Registered Shares (a)	4,993,149
23,302	Nestle SA, Registered Shares (a)	8,900,034

	Total Switzerland	22,890,328

Taiwan - 2.3%
281,200	Advanced Semiconductor Engineering Inc., ADR *	1,844,672
309,080	Siliconware Precision Industries Co., ADR	2,979,527
1,138,700	United Microelectronics Corp., ADR	3,678,001

	Total Taiwan	8,502,200

Thailand - 0.5%
454,800	Bangkok Bank Public Co., Ltd., NVDR (a)	1,709,969

United Kingdom - 23.6%
181,400	Admiral Group PLC (a)	2,977,265
86,800	Amdocs Ltd. *	3,141,292
66,885	Anglo American PLC (a)	3,847,811
488,936	Barclays PLC (a)	6,877,163
428,600	BP PLC (a)	4,988,569
597,200	Brit Insurance Holdings PLC (a)	4,095,329
665,600	British Sky Broadcasting Group PLC (a)	8,960,779
475,900	Diageo PLC (a)	9,719,574
289,600	GlaxoSmithKline PLC (a)	7,405,214
735,000	International Power PLC (a)	6,122,387
18,375	Mondi PLC *	161,544
210,200	Northern Rock PLC (a)	3,425,363
784,200	Royal Bank of Scotland Group PLC (a)	9,406,616
2,102,306	Signet Group PLC (a)	4,152,934
366,100	Trinity Mirror PLC (a)	3,733,394
3,255,862	Vodafone Group PLC (a)	9,903,635

	Total United Kingdom	88,918,869

	TOTAL COMMON STOCKS (Cost - $345,851,759)	362,761,993

PREFERRED STOCK - 2.0%
Germany - 2.0%
138,300	Henkel KGaA (a)	7,479,386

	(Cost - $6,918,890)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $352,770,649)	370,241,379

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$140,000	State Street Bank & Trust Co., dated 7/31/07, 4.640% due 8/1/07; Proceeds at maturity - $140,018; (Fully collateralized by U.S. Treasury Bond, 5.250% due 11/15/28; Market value - $145,568) (Cost - $140,000)	$140,000
	TOTAL INVESTMENTS - 98.3% (Cost - $352,910,649#)	370,381,379
	Other Assets in Excess of Liabilities - 1.7%	6,529,024
	TOTAL NET ASSETS - 100.0%	$376,910,403

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector† (unaudited)

Financials	21.1%
Consumer Discretionary	16.9
Industrials	13.8
Materials	10.8
Information Technology	9.0
Consumer Staples	8.1
Energy	6.7
Health Care	6.0
Telecommunication Services	5.8
Utilities	1.7
Short-Term Investment	0.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners World Funds, Inc. a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,160,824
Gross unrealized depreciation	(16,690,094)

Net unrealized appreciation	$17,470,730

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2007